12. Corporate and Administrative Expenses	12 Months Ended
Dec. 31, 2017
Corporate And Administrative Expenses
Corporate and Administrative Expenses
($000s)	2017	2016
Employee compensation	3,423	3,344
Stock-based compensation	7,518	3,670
Professional fees	872	929
Other general and administrative	1,860	1,736
	13,673	9,679